Note 18 - Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
	2024	2023

Net earnings attributable to Company	$161,725	$65,543
After-tax interest on Convertible Notes	-	(119)
Adjusted numerator under the "If-Converted" Method	$161,725	$65,424

Weighted average number of shares used in computing basic earnings per share	49,896,930	45,679,676
Assumed exercise of stock options acquired under the Treasury Stock Method	284,583	307,987
Conversion of Convertible Notes	-	285,911
Number of shares used in computing diluted earnings per share	50,181,513	46,273,574